General Information (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about main brands under license [Text Block]
The described licenses are detailed as follows:

Main brands under license
Licenses	Validity Date
Amstel in Argentina (1)	July 2022
Austral in Chile (3)	July 2018
Blue Moon in Chile (4)	December 2021
Budweiser in Argentina (16)	December 2025
Coors in Paraguay	Negotiating the terms of a new contract
Coors in Chile (5)	December 2025
Coors in Argentina (6)	December 2019
Coors in Colombia (6)	December 2020
Crush, Canada Dry (Ginger Ale, Agua Tónica and Limón Soda) in Chile (7)	December 2018
Frugo in Chile	Indefinitely
Gatorade in Chile (8)	December 2018
Heineken in Bolivia (9)	December 2024
Heineken in Paraguay	Negotiating the terms of a new contract
Heineken in Chile, Argentina and Uruguay (10)	10 years renewables
Heineken in Colombia (11)	March 2028
Miller in Argentina (11)	December 2026
Miller and Miller Genuine Draft in Colombia (14)	December 2026
Nestlé Pure Life in Chile (7)	December 2022
Paulaner in Paraguay	April 2019
Pepsi, Seven Up and Mirinda in Chile	December 2043
Red Bull in Argentina (15)	December 2017
Red Bull in Chile (12)	Indefinitely
Schneider in Paraguay	Negotiating the terms of a new contract
Sol in Chile and Argentina (10)	10 years renewables
Sol in Colombia (2)	March 2028
Té Lipton in Chile	March 2020
Tecate in Colombia	March 2028
Watt's (nectars, fruit-based drinks and other) rigid packaging, except carton in Chile	Indefinitely
Watt's in Paraguay (13)	July 2019
Watt´s in Uruguay	99 years

(1)	After the initial termination date, license is automatically renewed under the same conditions (Rolling Contract), each year for a period of 10 years, unless notice of non-renewal is given.
(2)	The contract will remain in effect as long as the Heineken license agreeemente for Colombia remains in force.
(3)	Renewable for periods of two years, subject to the compliance of the contract conditions
(4)	If Renewal criteria have benn satisfied, renewable through December, 2025, thereafter shall automatically renew every year for a new term of 5 years (Rolling Contract).
(5)
After the initial termination date, license is automatically renewed under the same conditions (Rolling Contract), each year for a period of 5 years, subject to the compliance of the contract conditions.

(6)	License renewable for one period of 5 years, subject to the compliance of the contract conditions.
(7)	License renewable for periods of 5 years, subject to the compliance of the contract conditions.
(8)	Renewable for an additional period equal to the duration of the Shareholders Agreement of Bebidas CCU-PepsiCo Spa, subject to the compliance of the contract conditions.
(9)	License for 10 years, automatically renewable for periods of 5 years, unless notice of non-renewal.
(10)	License for 10 years, automatically renewable on the same terms (Rolling Contract), each year for a period of 10 years, unless notice of non-renewal is given.
(11)	After the initial termination date, License is automatically renewable each year for a period of 5 years (Rolling Contract), unless notice of non-renewal is given
(12)	Indefinite contract, notice of termination 6 months in advance. The earliest possible effective date of termination is October 31, 2018.
Indefinite contract, notice of termination must be given 6 months in advance. The earliest possible effective date of termination is October 31, 2018.
(13)	License subject to the terms and conditions of the "International Association Agreement" signed in February 2016 between CCU and Watt's SA.
(14)	Distribution will begin in April 2017 and the begin of local production is estimated by October 2019.
(15)	This license was not renew.
(16)
On September 6, 2017 the Company communicated to the Comisón para el Mercado Financiero that CCU and Compañía Cervecerías Unidas Argentina S.A. (“CCU-A”), entity organized under the laws of the Republic of Argentina and subsidiary of CCU, have agreed with Anheuser-Busch InBev S.A./N.V. (“ABI” and together with CCU-A the “Parties”), an offer letter (“Term Sheet”) which, amongst other matters, contemplates an early termination of the license agreement in Argentina of the brand “Budweiser”, signed between CCU-A and Anheuser-Busch, Incorporated (today Anheuser-Busch LLC, a subsidiary of ABI), dated March 26, 2008, which is subject to the laws of the State of New York, United States of America (the “License Agreement”).

Disclosure Of Detailed Information About Average Number Of Employees [Text Block]
As of December 31, 2017 the Company had a total 8,270 employees detailed as follows:

	Number of employes
	Parent company	Consolidated
Senior Executives	10	16
Managers and Deputy Managers	74	396
Other workers	279	7,858
Total	363	8,270

Information About Proportion Of Ownership Interest In Subsidiary [Text Block]
The consolidated financial statements include the following direct and indirect significant subsidiaries where the percentage of participation represents the economic interest at a consolidated level:

				Share percentage direct and indirect
Subsidiary	Tax ID	Country of origin	Functional currency	As of December 31, 2017			As of December 31, 2016
				Direct %	Indirect %	Total %	Total %
Aguas CCU-Nestlé Chile S.A. (1)	76,007,212-5	Chile	Chilean Pesos	-	50.0917	50.0917	50.0917
CRECCU S.A.	76,041,227-9	Chile	Chilean Pesos	99.9602	0.0398	100.0000	100.0000
Cervecería Belga de la Patagonia S.A.	76,077,848-6	Chile	Chilean Pesos	-	25.5034	25.5034	25.5034
Inversiones Invex CCU Dos Ltda.	76,126,311-0	Chile	Chilean Pesos	99.8516	0.1484	100.0000	100.0000
Inversiones Invex CCU Tres Ltda. (5)	76,248,389-0	Chile	Chilean Pesos	99.9999	0.0001	100.0000	99.9997
Bebidas CCU-PepsiCo SpA.	76,337,371-1	Chile	Chilean Pesos	-	49.9866	49.9866	49.9866
CCU Inversiones II Ltda. (2)	76,349,531-0	Chile	US Dollar	99.5065	0.4934	99.9999	99.9996
Bebidas Carozzi CCU SpA.	76,497,609-6	Chile	Chilean Pesos	-	49.9917	49.9917	49.9917
Bebidas Ecusa SpA.	76,517,798-7	Chile	Chilean Pesos	-	99.9834	99.9834	99.9834
Promarca Internacional SpA.	76,574,762-7	Chile	US Dollar	-	49.9917	49.9917	49.9917
CCU Inversiones S.A. (6)	76,593,550-4	Chile	Chilean Pesos	98.8398	1.1335	99.9733	99.9733
Inversiones Internacionales SpA.	76,688,727-9	Chile	US Dollar	-	80.0000	80.0000	-
New Ecusa S.A.	76,718,230-9	Chile	Chilean Pesos	-	99.9834	99.9834	99.9834
Promarca S.A.	76,736,010-K	Chile	Chilean Pesos	-	49.9917	49.9917	49.9917
Vending y Servicios CCU Ltda.	77,736,670-K	Chile	Chilean Pesos	-	99.9738	99.9738	99.9738
Inversiones Invex CCU Ltda.	78,418,890-6	Chile	US Dollar	6.7979	93.1926	99.9905	99.9905
Transportes CCU Ltda.	79,862,750-3	Chile	Chilean Pesos	98.0000	2.0000	100.0000	100.0000
Fábrica de Envases Plásticos S.A.	86,150,200-7	Chile	Chilean Pesos	90.9100	9.0866	99.9966	99.9966
Millahue S.A.	91,022,000-4	Chile	Chilean Pesos	99.9621	-	99.9621	99.9621
Viña San Pedro Tarapacá S.A. (*) (6)	91,041,000-8	Chile	Chilean Pesos	-	67.1992	67.1992	64.6980
Manantial S.A. (1)	96,711,590-8	Chile	Chilean Pesos	-	50.5507	50.5507	50.5507
Viña Altaïr SpA. (7)	96,969,180-9	Chile	Chilean Pesos	-	67.1992	67.1992	64.6980
Cervecería Kunstmann S.A.	96,981,310-6	Chile	Chilean Pesos	50.0007	-	50.0007	50.0007
Cervecera CCU Chile Ltda.	96,989,120-4	Chile	Chilean Pesos	99.7500	0.2499	99.9999	99.9999
Viña del Mar de Casablanca S.A. (7)	96,993,110-9	Chile	Chilean Pesos	-	-	-	64.6980
Embotelladora Chilenas Unidas S.A. (1)	99,501,760-1	Chile	Chilean Pesos	99.0670	0.9164	99.9834	99.9834
Viña Valles de Chile S.A.	99,531,920-9	Chile	Chilean Pesos	-	67.1992	67.1992	64.7080
Comercial CCU S.A.	99,554,560-8	Chile	Chilean Pesos	50.0000	49.9866	99.9866	99.9866
Viña Orgánica SPT S.A.	99,568,350-4	Chile	Chilean Pesos	-	67.1992	67.1992	64.6980
Compañía Pisquera de Chile S.A.	99,586,280-8	Chile	Chilean Pesos	46.0000	34.0000	80.0000	80.0000
Andina de Desarrollo S.A.	0-E	Argentina	Argentine Pesos	-	59.1970	59.1970	59.1970
Cía. Cervecerías Unidas Argentina S.A. (3)	0-E	Argentina	Argentine Pesos	-	99.9924	99.9924	99.9924
Compañía Industrial Cervecera S.A.	0-E	Argentina	Argentine Pesos	-	99.9949	99.9949	99.9949
Finca Eugenio Bustos S.A.	0-E	Argentina	Argentine Pesos	-	67.1992	67.1992	64.6980
Finca La Celia S.A.	0-E	Argentina	Argentine Pesos	-	67.1992	67.1992	64.6980
Los Huemules S.R.L.	0-E	Argentina	Argentine Pesos	-	74.9979	74.9979	75.4931
Sáenz Briones y Cía. S.A.I.C.	0-E	Argentina	Argentine Pesos	-	89.9150	89.9150	89.9149
International Spirits Investments USA LLCC	0-E	United States	US Dollar	-	80.0000	80.0000	-
CCU Investments Limited (5)	0-E	Cayman Islands	US Dollar	-	-	-	100.0000
Southern Breweries Limited (4)	0-E	Cayman Islands	US Dollar	38.7841	61.2101	99.9942	99.9942
Bebidas del Paraguay S.A. (2)	0-E	Paraguay	Paraguayan Guaranies	-	50.0049	50.0049	50.0049
Distribuidora del Paraguay S.A. (2)	0-E	Paraguay	Paraguayan Guaranies	-	49.9589	49.9589	49.9589
Sajonia Brewing Company S.R.L. (2)	0-E	Paraguay	Paraguayan Guaranies	-	25.5025	25.5025	25.5025
Andrimar S.A.	0-E	Uruguay	Uruguayan Pesos	-	99.9999	99.9999	99.9999
Coralina S.A.	0-E	Uruguay	Uruguayan Pesos	-	99.9999	99.9999	99.9999
Marzurel S.A.	0-E	Uruguay	Uruguayan Pesos	-	99.9999	99.9999	99.9999
Milotur S.A.	0-E	Uruguay	Uruguayan Pesos	-	99.9999	99.9999	99.9999

(*) Public company in Chile.

Information About Proportion Of Voting Power Held In Subsidiary [Text Block]
In addition to what is shown in the preceding table, the following are the percentages of participation with voting rights, in each of the subsidiaries as of December 31, 2017 and December 31, 2016, respectively. Each shareholder has one vote per share owned or represented. The percentage of participation with voting rights represents the sum of the direct participation and indirect participation through a subsidiary.

				Share percentage with voting rights
Subsidiary	Tax ID	Country of origin	Functional currency	As of December 31, 2017	As of December 31, 2016
				%	%
Aguas CCU-Nestlé Chile S.A. (1)	76,007,212-5	Chile	Chilean Pesos	50.0917	50.0917
CRECCU S.A.	76,041,227-9	Chile	Chilean Pesos	100.0000	100.0000
Cervecería Belga de la Patagonia S.A.	76,077,848-6	Chile	Chilean Pesos	25.5034	25.5034
Inversiones Invex CCU Dos Ltda.	76,126,311-0	Chile	Chilean Pesos	100.0000	100.0000
Inversiones Invex CCU Tres Ltda. (5)	76,248,389-0	Chile	Chilean Pesos	100.0000	99.9997
Bebidas CCU-PepsiCo SpA.	76,337,371-1	Chile	Chilean Pesos	49.9866	49.9866
CCU Inversiones II Ltda. (2)	76,349,531-0	Chile	US Dollar	100.0000	100.0000
Bebidas Carozzi CCU SpA.	76,497,609-6	Chile	Chilean Pesos	49.9917	49.9917
Bebidas Ecusa SpA.	76,517,798-7	Chile	Chilean Pesos	99.9834	99.9834
Promarca Internacional SpA.	76,574,762-7	Chile	US Dollar	49.9917	49.9917
CCU Inversiones S.A. (6)	76,593,550-4	Chile	Chilean Pesos	99.9733	99.9733
Inversiones Internacionales SpA.	76,688,727-9	Chile	US Dollar	80.0000	-
New Ecusa S.A.	76,718,230-9	Chile	Chilean Pesos	99.9834	99.9834
Promarca S.A.	76,736,010-K	Chile	Chilean Pesos	49.9917	49.9917
Vending y Servicios CCU Ltda.	77,736,670-K	Chile	Chilean Pesos	99.9738	99.9738
Inversiones Invex CCU Ltda.	78,418,890-6	Chile	US Dollar	99.9905	99.9905
Transportes CCU Ltda.	79,862,750-3	Chile	Chilean Pesos	100.0000	100.0000
Fábrica de Envases Plásticos S.A.	86,150,200-7	Chile	Chilean Pesos	100.0000	100.0000
Millahue S.A.	91,022,000-4	Chile	Chilean Pesos	99.9621	99.9621
Viña San Pedro Tarapacá S.A. (*) (6)	91,041,000-8	Chile	Chilean Pesos	67.1992	64.6980
Manantial S.A. (1)	96,711,590-8	Chile	Chilean Pesos	50.5507	50.5507
Viña Altaïr SpA. (7)	96,969,180-9	Chile	Chilean Pesos	67.1992	64.6980
Cervecería Kunstmann S.A.	96,981,310-6	Chile	Chilean Pesos	50.0007	50.0007
Cervecera CCU Chile Ltda.	96,989,120-4	Chile	Chilean Pesos	100.0000	100.0000
Viña del Mar de Casablanca S.A. (7)	96,993,110-9	Chile	Chilean Pesos	-	64.6980
Embotelladora Chilenas Unidas S.A. (1)	99,501,760-1	Chile	Chilean Pesos	99.9834	99.9834
Viña Valles de Chile S.A.	99,531,920-9	Chile	Chilean Pesos	67.1992	64.7080
Comercial CCU S.A.	99,554,560-8	Chile	Chilean Pesos	100.0000	100.0000
Viña Orgánica SPT S.A.	99,568,350-4	Chile	Chilean Pesos	67.1992	64.6980
Compañía Pisquera de Chile S.A.	99,586,280-8	Chile	Chilean Pesos	80.0000	80.0000
Andina de Desarrollo S.A.	0-E	Argentina	Argentine Pesos	100.0000	100.0000
Cía. Cervecerías Unidas Argentina S.A. (3)	0-E	Argentina	Argentine Pesos	100.0000	100.0000
Compañía Industrial Cervecera S.A.	0-E	Argentina	Argentine Pesos	100.0000	100.0000
Finca Eugenio Bustos S.A.	0-E	Argentina	Argentine Pesos	67.1992	64.6980
Finca La Celia S.A.	0-E	Argentina	Argentine Pesos	67.1992	64.6980
Los Huemules S.R.L.	0-E	Argentina	Argentine Pesos	74.9979	75.4931
Sáenz Briones y Cía. S.A.I.C.	0-E	Argentina	Argentine Pesos	100.0000	100.0000
International Spirits Investments USA LLCC	0-E	United States	US Dollar	80.0000	-
CCU Investments Limited (5)	0-E	Cayman Islands	US Dollar	-	100.0000
Southern Breweries Limited (4)	0-E	Cayman Islands	US Dollar	100.0000	100.0000
Bebidas del Paraguay S.A. (2)	0-E	Paraguay	Paraguayan Guaraníes	50.0049	50.0049
Distribuidora del Paraguay S.A. (2)	0-E	Paraguay	Paraguayan Guaraníes	49.9589	49.9589
Sajonia Brewing Company S.R.L. (2)	0-E	Paraguay	Paraguayan Guaranies	25.5025	25.5025
Andrimar S.A.	0-E	Uruguay	Uruguayan Pesos	99.9999	99.9999
Coralina S.A.	0-E	Uruguay	Uruguayan Pesos	99.9999	99.9999
Marzurel S.A.	0-E	Uruguay	Uruguayan Pesos	99.9999	99.9999
Milotur S.A.	0-E	Uruguay	Uruguayan Pesos	99.9999	99.9999

(*) Public company in Chile.

CCU Inversiones II Ltda. [Member]
Disclosure of detailed information about fair values of assets and liabilities in a busniess combination [Text Block]
During 2017, the Company has determined the fair values of assets and liabilities for this business combination as follows:

Assets and Liabilities	Fair Value
ThCh$
Cash and cash equivalents	462,873
Trade and other current receivables	9,813
Inventories	19,552
Total current assets	492,238
Intangible assets other than goodwill	259,712
Property, plant and equipment (net)	79,126
Total non-current assets	338,838
Total Assets	831,076
Trade and other current payables	7,063
Total current liabilities	7,063
Deferred tax liabilities	25,948
Total non-current liabilities	25,948
Total liabilities	33,011
Total Shareholders' Equity	798,065
Non-controlling interests	391,052
Net identifiable assets acquired	407,013
Goodwill	234,476
Amount paid	641,489

Disclosure of reclassifications or changes in presentation [text block]
the Company have been reclassified from Other non-financial non-current assets to Current Assets and Non-Current Assets as is shown below:

Current assets	Balances presented at 12.31.2016	Reclassification	Balances 12.31.2016
	ThCh$	ThCh$	ThCh$
Cash and cash equivalents	133,789,950	243,233	134,033,183
Trade and other current receivables	280,766,784	21,349	280,788,133
Accounts receivable from related parties	3,523,825	12,310	3,536,135
Inventories	199,290,678	20,860	199,311,538
Other non-financial assets	15,859,137	2,157	15,861,294

Non-current assets	Balances presented at 12.31.2016	Reclassification	Balances 12.31.2016
	ThCh$	ThCh$	ThCh$
Intangible assets other than goodwill	77,678,850	255,305	77,934,155
Goodwill	96,663,023	263,528	96,926,551
Property, plant and equipment (net)	903,831,702	273,020	904,104,722
Other non-financial assets	5,369,211	(641,489)	4,727,722

Current liabilities	Balances presented at 12.31.2016	Reclassification	Balances 12.31.2016
	ThCh$	ThCh$	ThCh$
Trade and other current payables	259,677,852	61,627	259,739,479

Non-current liabilities	Balances presented at 12.31.2016	Reclassification	Balances 12.31.2016
	ThCh$	ThCh$	ThCh$
Deferred tax liabilities	86,789,951	25,507	86,815,458

Equity	Balances presented at 12.31.2016	Reclassification	Balances 12.31.2016
	ThCh$	ThCh$	ThCh$
Non-controlling interests	122,994,424	363,139	123,357,563

Promarca S.A. [Member]
Disclosure of detailed information about fair values of assets and liabilities in a busniess combination [Text Block]
During June 30, 2016, the fair values of the assets and liabilities of Promarca Internacional SpA. were determined, as follows:

Assets and Liabilities	Fair Value
ThCh$
Intangible assets other than goodwill	11,229,149
Total non-current assets	11,229,149
Total Assets	11,229,149

Deferred tax liabilities	3,029,909
Total current liabilities	3,029,909

Net identifiable assets acquired	8,199,240
Amount paid	8,199,240